UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

March 1, 2019 to March 31, 2019

Commission File Number of issuing entity: 333-210906-01

Central Index Key Number of issuing entity: 0001236424

Nissan Master Owner Trust Receivables

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-210906

Central Index Key Number of depositor: 0001236416

Nissan Wholesale Receivables Corporation II

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001540639

Nissan Motor Acceptance Corporation

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

Timothy Hauck, (615) 725-1664

(Name and telephone number, including area code, of the person to contact in connection with this filing)

51-6538952

(I.R.S. Employer Identification No.)

c/o Wilmington Trust, National Association, Rodney Square North, 1100 North Market Street, Wilmington, Delaware	19890
(Address of principal executive offices of the issuing entity)	(Zip Code)

(302) 636-6194

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series 2016-A, Asset Backed Notes, Class A-1	☐	☐	☒
Series 2016-A, Asset Backed Notes, Class A-2	☐	☐	☒
Series 2017-A, Asset Backed Notes	☐	☐	☒
Series 2017-B, Asset Backed Notes	☐	☐	☒
Series 2017-C, Asset Backed Notes	☐	☐	☒
Series 2019-A, Asset Backed Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Nissan Master Owner Trust Receivables, including the information required by Items 1121(a)-(b) of Regulation AB, is set forth in the attached Monthly Servicer’s Certificate.

No assets securitized by Nissan Motor Acceptance Corporation (the “Securitizer”) and held by Nissan Master Owner Trust Receivables were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from March 1, 2019 to March 31, 2019. Please refer to the Form ABS-15G filed by the Securitizer on January 25, 2019 for additional information. The CIK number of the Securitizer is 0001540639.

Item 1A.	Asset-Level Information.

The information prescribed by Regulation AB Item 1111(h) and by Item 1125, Schedule AL, is not required to be disclosed for this issuer and asset class.

Item 1B.	Asset Representations Reviewer and Investor Communication.

With respect to the Series 2016-A Notes, there is nothing to report.

With respect to the Series 2017-A Notes, there is nothing to report.

With respect to the Series 2017-B Notes, there is nothing to report.

With respect to the Series 2017-C Notes, there is nothing to report.

With respect to the Series 2019-A Notes, there is nothing to report.

PART II – OTHER INFORMATION

Item 2.	Legal Proceedings.

None.

Item 3.	Sales of Securities and Use of Proceeds.

On March 13, 2019, the issuing entity issued and sold in a public offering a series of notes (the “Series 2019-A Notes”) with one class with a principal balance of $1,000,000,000. The Series 2019-A Notes were registered under the Securities Act of 1933. The Series 2019-A Notes are backed by the same asset pool that collateralizes the outstanding series of registered asset-backed securities issued by the issuing entity (currently, the Series 2016-A Notes, Series 2017-A Notes, Series 2017-B Notes and Series 2017-C Notes). The terms of the Series 2019-A Notes are further described in the prospectus filed by the depositor and issuing entity on March 7, 2019. The information required by Item 2 of Part II of Form 10-Q with respect to the Series 2017-C Notes has been previously included in a Current Report on Form 8-K filed by the depositor on March 18, 2019, and is incorporated herein by reference.

Item 4.	Defaults Upon Senior Securities.

None.

Item 5.	Submission of Matters to a Vote of Security Holders.

None.

Item 6.	Significant Obligors of Pool Assets.

None.

Item 7.	Change in Sponsor Interest in the Securities.

None.

Item 8.	Significant Enhancement Provider Information.

Not applicable.

Item 9.	Other Information.

Compliance with European Union Risk Retention Rules.

Nissan Motor Acceptance Corporation (“NMAC”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Transfer and Servicing Agreement), currently retains, a material net economic interest that is not less than 5% of the nominal value of the securitized exposures (the “Retained Interest”), in the form of an originator’s interest in accordance with the text of option (b) of Article 6(3) of the EU Securitization Regulation (as defined in the Transfer and Servicing Agreement), as in effect on the New RR Amendment Date (as defined in the Transfer and Servicing Agreement), by holding all the membership interest in Nissan Wholesale Receivables Corporation II (“NWRC II”), which in turn holds all or part of the Transferor Interest (as defined in the Transfer and Servicing Agreement).

NMAC has not hedged or otherwise mitigated its credit risk under or associated with the Retained Interest, or sold, transferred or otherwise surrendered all or part of the rights, benefits or obligations arising from the Retained Interest (and has not permitted NWRC II or any of its other affiliates to hedge or otherwise mitigate its credit risk under or associated with the Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the Retained Interest) except to the extent permitted in accordance with the EU Securitization Rules (as defined in the Transfer and Servicing Agreement).

As of March 13, 2019, the seller’s interest was 6.64% of the investor ABS interests (calculated in accordance with Regulation RR (as defined in the Transfer and Servicing Agreement) taking into account the amount of funds held in any Accumulation Account (as defined in the Transfer and Servicing Agreement) for the repayment of outstanding investor ABS interests) based on the Pool Balance (as defined in the Transfer and Servicing Agreement) as of February 28, 2019.

Item 10.	Exhibits.

(a)	Monthly Servicer’s Statement for the month of March 2019 – Nissan Master Owner Trust Receivables, Series 2016-A.

Monthly Servicer’s Statement for the month of March 2019 – Nissan Master Owner Trust Receivables, Series 2017-A.

Monthly Servicer’s Statement for the month of March 2019 – Nissan Master Owner Trust Receivables, Series 2017-B.

Monthly Servicer’s Statement for the month of March 2019 – Nissan Master Owner Trust Receivables, Series 2017-C.

Monthly Servicer’s Statement for the month of March 2019 – Nissan Master Owner Trust Receivables, Series 2019-A.

(b)	Exhibits:	99.1 Monthly Servicer’s Statement for the month of March 2019 – Nissan Master Owner Trust Receivables, Series 2016-A.

99.2 Monthly Servicer’s Certificate for the month of March 2019 – Nissan Master Owner Trust Receivables, Series 2016-A.

99.3 Monthly Servicer’s Statement for the month of March 2019 – Nissan Master Owner Trust Receivables, Series 2017-A.

99.4 Monthly Servicer’s Certificate for the month of March 2019 – Nissan Master Owner Trust Receivables, Series 2017-A.

99.5 Monthly Servicer’s Statement for the month of March 2019 – Nissan Master Owner Trust Receivables, Series 2017-B.

99.6 Monthly Servicer’s Certificate for the month of March 2019 – Nissan Master Owner Trust Receivables, Series 2017-B.

99.7 Monthly Servicer’s Statement for the month of March 2019 – Nissan Master Owner Trust Receivables, Series 2017-C.

99.8 Monthly Servicer’s Certificate for the month of March 2019 – Nissan Master Owner Trust Receivables, Series 2017-C.

99.9 Monthly Servicer’s Statement for the month of March 2019 – Nissan Master Owner Trust Receivables, Series 2019-A.

99.10 Monthly Servicer’s Certificate for the month of March 2019 – Nissan Master Owner Trust Receivables, Series 2019-A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NISSAN WHOLESALE RECEIVABLES CORPORATION II
(Depositor)

Date: April 29, 2019	/s/ Douglas E. Gwin, Jr.
Douglas E. Gwin, Jr., Assistant Treasurer